Indexed Debt Securities (ZENS) and Securities Related to ZENS (CenterPoint Energy) (Tables)	12 Months Ended
Dec. 31, 2019
Indexed Debt Securities [Abstract]
Summarized Financial Information on Investment in Time Warner Securities and Indexed Debt Security Obligation [Table Text Block]
The following table sets forth summarized financial information regarding CenterPoint Energy’s investment in ZENS-Related Securities and each component of CenterPoint Energy’s ZENS obligation.

	ZENS-Related Securities	Debt Component of ZENS	Derivative Component of ZENS
	(in millions)
Balance as of December 31, 2016	$953	$114	$717
Accretion of debt component of ZENS	—	27	—
2% interest paid	—	(17)	—
Distribution to ZENS holders	—	(2)	—
Gain on indexed debt securities	—	—	(49)
Gain on ZENS-Related Securities	7	—	—
Balance as of December 31, 2017	960	122	668
Accretion of debt component of ZENS	—	21	—
2% interest paid	—	(17)	—
Sale of ZENS-Related Securities	(398)	—	—
Distribution to ZENS holders	—	(102)	(46)
Gain on indexed debt securities	—	—	(21)
Loss on ZENS-Related Securities	(22)	—	—
Balance as of December 31, 2018	540	24	601
Accretion of debt component of ZENS	—	17	—
2% interest paid	—	(17)	—
Distribution to ZENS holders	—	(5)	—
Loss on indexed debt securities	—	—	292
Gain on ZENS-Related Securities	282	—	—
Balance as of December 31, 2019	$822	$19	$893

CenterPoint Energy’s reference shares for each ZENS consisted of the following:

	December 31,
	2019	2018
	(in shares)
AT&T Common	0.7185	0.7185
Charter Common	0.061382	0.061382

A subsidiary of CenterPoint Energy holds shares of certain securities detailed in the table below, which are classified as trading securities and are expected to be held to facilitate CenterPoint Energy’s ability to meet its obligation under the ZENS. Unrealized gains and losses resulting from changes in the market value of the ZENS-Related Securities are recorded in CenterPoint Energy’s Statements of Consolidated Income.

	Shares Held at December 31,
	2019	2018
AT&T Common	10,212,945	10,212,945
Charter Common	872,503	872,912